Schedule H, Line 4i - Schedule of Assets (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	23-1526444
Plan number	100
Notes receivable from participants	$ 6,444,402
Total (Held at End of Year)	$ 355,129,821
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on notes receivable (as a percent)	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on notes receivable (as a percent)	9.50%	9.50%
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 29,171,770
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	2,676,732
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	12,020,246
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	16,356,026
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	21,470,357
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	11,679,888
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	15,288,061
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	12,156,685
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	13,896,888
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	4,198,292
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	2,687,591
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	395,095
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Income Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	5,386,273
Investment, Identifier [Axis]: Registered Investment Company | Baird Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	8,857,378
Investment, Identifier [Axis]: Registered Investment Company | DFA Emerging Markets Core Equity Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	633,836
Investment, Identifier [Axis]: Registered Investment Company | DFA US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	1,293,387
Investment, Identifier [Axis]: Registered Investment Company | Fidelity Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	11,680,171
Investment, Identifier [Axis]: Registered Investment Company | T. Rowe Price International Discovery Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	428,205
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Cash Reserve Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	227,159
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Developed Markets Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	16,898,900
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Institutional Total Stock Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	85,436,715
Investment, Identifier [Axis]: Registered Investment Company | Vanguard International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	9,289,286
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Russell 1000 Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	11,637,339
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	14,314,867
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Wellington Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	15,139,557
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Windsor II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	9,728,110
Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 15,736,605